As filed with the Securities and Exchange Commission on September 19, 2022

Securities Act File No. 333-253222

Investment Company File No. 811-23643

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9	☒

(Check appropriate box or boxes)
________________

PUTNAM ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

100 Federal Street

Boston, MA 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (617) 292-1000

________________

Stephen J. Tate

Putnam ETF Trust

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

Copy to:

Jon S. Rand, Esq.	Stephanie A. Capistron, Esq.
Dechert LLP	Dechert LLP
1095 Avenue of the Americas	One International Place, 40th Floor
New York, New York 10036-6797	100 Oliver Street
Boston, Massachusetts 02110-2605

________________

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to paragraph (b)

[ X ]	On October 21, 2022 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Shares of the Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam PanAgora ESG Emerging Markets Equity ETF and Putnam PanAgora ESG International Equity ETF

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 21, 2022, as the new effective date for Post-Effective Amendment No. 4 filed pursuant to Rule 485(a) under the Securities Act on June 8, 2022. The effectiveness of Post-Effective Amendment No. 4 was previously delayed by Post-Effective Amendment No. 6, which was filed on August 18, 2022. This Post-Effective Amendment No. 8 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 4.

This Post-Effective Amendment relates solely to the Registrant’s Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam PanAgora ESG Emerging Markets Equity ETF and Putnam PanAgora ESG International Equity ETF series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PUTNAM ETF TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Putnam ETF Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on June 8, 2022 (“Amendment No. 4/5”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 4/5 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 8, 2022.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 4/5 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 8, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of September, 2022.

Putnam ETF Trust

By: /s/ Aaron Cooper
Aaron Cooper, President, Principal Executive Officer and
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

/s/ Aaron Cooper	President, Principal Executive Officer and Trustee
Aaron Cooper

/s/ Janet Smith
Janet Smith	Vice President, Principal Financial Officer, Principal
Accounting Officer and Treasurer

Liaquat Ahamed*	Chair, Trustee

Katinka Domotorffy*	Trustee

Catharine Bond Hill*	Trustee

Mona K. Sutphen*	Trustee

By: /s/ Stephen J. Tate, as Attorney-in-Fact
September 19, 2022

Signed pursuant to power of attorney filed in the Initial Registration
Statement of the Trust on February 17, 2021.